Document and Entity Information	Nov. 23, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Mondelez International, Inc.
Amendment Flag	true
Entity Central Index Key	0001103982
Document Type	8-K/A
Document Period End Date	Nov. 23, 2021
Entity Incorporation State Country Code	VA
Entity File Number	1-16483
Entity Tax Identification Number	52-2284372
Entity Address, Address Line One	905 West Fulton Market
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(847)
Local Phone Number	943-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	In our Current Report on Form 8-K filed with the SEC on November 29, 2021, we reported that we appointed Ertharin Cousin to the Mondelēz International, Inc. Board of Directors, effective January 1, 2022. We are filing this Amendment No. 1 to that Form 8-K to report that our Board of Directors appointed Ms. Cousin a member of the Governance, Membership and Sustainability Committee (formerly the Governance, Membership and Public Affairs Committee), effective February 3, 2022.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, no par value
Trading Symbol	MDLZ
Security Exchange Name	NASDAQ
M 1.625 Notes Due 20277 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	MDLZ27
Security Exchange Name	NASDAQ
M 0.250 Notes Due 20281 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Notes due 2028
Trading Symbol	MDLZ28
Security Exchange Name	NASDAQ
M 0.750 Notes Due 20332 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2033
Trading Symbol	MDLZ33
Security Exchange Name	NASDAQ
M 2.375 Notes Due 20353 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2035
Trading Symbol	MDLZ35
Security Exchange Name	NASDAQ
M 4.500 Notes Due 20354 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2035
Trading Symbol	MDLZ35A
Security Exchange Name	NASDAQ
M 1.375 Notes Due 20415 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2041
Trading Symbol	MDLZ41
Security Exchange Name	NASDAQ
M 3.875 Notes Due 20456 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2045
Trading Symbol	MDLZ45
Security Exchange Name	NASDAQ